CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expense	$ 4,464,497	$ 4,579,522	$ 5,000,256
Product Development [Member]
Share-based compensation expense	468,232	614,780	1,038,275
Selling and Marketing [Member]
Share-based compensation expense	227,804	121,623	131,396
General and Administrative [Member]
Share-based compensation expense	$ 3,768,461	$ 3,843,119	$ 3,830,585